UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/05

Check here if Amendment [  ] Amendment Number:
        This amendment (Check only one):    [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Great-West Life & Annuity Insurance Company
Address:       8515 East Orchard Road
               Greenwood Village, Colorado 80111

Form 13F File Number:  28-10698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mary Maiers
Title:  Manager, Fund Administration
Phone:  (303) 737-4743

Signature, Place and Date of Signing:

/s/Mary Maiers                        Greenwood Village, Colorado       8/03/05


Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         28-06386          GW Capital Management, LLC



                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     316,800

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries].

NONE



Column 1                  Column 2            Column 3   Column 4   Column 5            Column 6   Column 7  Column 8
                                                                                                             Voting
                                                         Value      Shrs or   SH/ Put/ Investment   Other    Authority
Name of Issuer            Title of Class      Cusip     (x$1,000)   Prn Amt  PRN  Call Discretion  Managers    Sole     Share None

AMR CORP                  COMMON STOCK        001765106     $105      8,634   SH         SOLE                   8,634
DELTA AIR LINES INC       COMMON STOCK        247361108      $93     24,726   SH         SOLE                  24,726
EL PASO CORP              CONV/CALL/PUT NOTES 28336LAC3  $11,605 22,000,000  PRN         SOLE              22,000,000
ISHARES GS $ INVESTOP     CORPORATE BOND FUND 464287242 $286,864  2,559,000   SH         SOLE               2,559,000
LAIDLAW INTERNATIONAL INC COMMON STOCK        50730R102   $4,221    175,126   SH         SOLE                 175,126
MATTEL INC                COMMON STOCK        577081102      $82      4,500   SH         SOLE                   4,500
NABORS INDUSTRIES INC     ZERO CPN/CONV/CALL/ 629568AF3  $13,450 20,000,000  PRN         SOLE              20,000,000
                          PUT NOTES
USA MOBILITY INC          COMMON STOCK        90341G103     $140      4,772   SH         SOLE                   4,772
WASHINGTON GROUP INTL INC COMMON STOCK        938862208     $240      4,693   SH         SOLE                   4,693
     Securities Count:  9     Total in U.S. Currency    $316,800 44,781,451                                44,781,451